FORWARD FUNDS

Supplement dated November 12, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Dynamic Income

Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class A, Class C and Advisor Class

Shares of the Forward Dynamic Income Fund (“Load Summary Prospectus”), Forward Funds Investor

Class and Institutional Class Prospectus (“No-Load Prospectus”), and Forward Funds Class A, Class B,

Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING

REDUCTIONS IN MANAGEMENT FEE AND EXPENSE LIMITS

The following information applies to the Forward Dynamic Income Fund (the “Fund”) only:

Effective December 1, 2014, the contractual management fee Forward Management, LLC (“Forward Management”), the investment advisor, receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% to an annual rate of 0.80% of the Fund’s average daily net assets. Additionally, effective December 1, 2014, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is reduced as follows:

Class	Expense Limit Prior to December 1, 2014	Expense Limit Effective December 1, 2014
Investor Class	1.64%	1.34%
Institutional Class	1.29%	0.99%
Class A	1.79%	1.49%
Class C	2.24%	1.94%
Advisor Class	1.34%	1.04%

Accordingly, effective December 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	2.36%	2.26%
Interest Expense on Borrowing(2)	0.03%	0.03%
Total Other Expenses	2.39%	2.29%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	3.45%	3.10%
Fee Waiver and/or Expense Reimbursement(3)	–2.07%	–2.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%	1.03%

(1)	Restated to reflect current management fee.

(2)	Other Expenses and Interest Expense on Borrowing are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$140	$105
3 Years	$866	$762

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	2.41%	2.46%	2.31%
Interest Expense on Borrowing(2)	0.03%	0.03%	0.03%
Total Other Expenses	2.44%	2.49%	2.34%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.60%	4.05%	3.15%
Fee Waiver and/or Expense Reimbursement(3)	–2.07%	–2.07%	–2.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.53%	1.98%	1.08%

(1)	Restated to reflect current management fee.

(2)	Other Expenses and Interest Expense on Borrowing are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses for Class C and Advisor Class shares are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$722	$301	$110
3 Years	$1,433	$1,043	$777

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$722	$201	$110
3 Years	$1,433	$1,043	$777

****

The following footnote pertaining to the Fund shall be added to the table on pages 147-148 of the No-Load Prospectus and pages 144-145 of the Load Prospectus:

Effective as of December 1, 2014, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was reduced from 1.00% to 0.80%.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP DI EXP 11122014

FORWARD FUNDS

Supplement dated November 12, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING

REDUCTIONS IN MANAGEMENT FEE AND EXPENSE LIMITS

The following information applies to the Forward Dynamic Income Fund (the “Fund”) only:

Effective December 1, 2014, the contractual management fee Forward Management, LLC (“Forward Management”), the investment advisor, receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% to an annual rate of 0.80% of the Fund’s average daily net assets. Additionally, effective December 1, 2014, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is reduced as follows:

Class	Expense Limit Prior to December 1, 2014	Expense Limit Effective December 1, 2014
Investor Class	1.64%	1.34%
Institutional Class	1.29%	0.99%
Class A	1.79%	1.49%
Class C	2.24%	1.94%
Advisor Class	1.34%	1.04%

Accordingly, effective December 1, 2014, the following changes shall be made:

The information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI under the heading/subheading “Investment Advisory and Other Services—Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Advisory Fee
Forward Dynamic Income Fund	0.80%

The information concerning the expense limitation agreement with the Fund as contained in the table on pages 20-22 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Dynamic Income Fund	Class A	April 30, 2015	1.49%
Forward Dynamic Income Fund	Class C	April 30, 2015	1.94%
Forward Dynamic Income Fund	Advisor Class	April 30, 2015	1.04%
Forward Dynamic Income Fund	Investor Class	April 30, 2015	1.34%
Forward Dynamic Income Fund	Institutional Class	April 30, 2015	0.99%

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP DI EXP SAI 11122014